Related parties - Additional Information (Detail)	Nov. 30, 2022	Nov. 30, 2021
Disclosure of transactions between related parties [abstract]
Related party percentage of voting shares held	0.80%	0.70%
Related party percentage of unsecured notes held	0.30%	0.20%